COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2012
COMMITMENTS AND CONTINGENCIES
Summary of notional amount of commitments representing off-balance sheet financial instruments

	2012	2011
	(In Thousands)

Commitments to originate residential first and second mortgage loans	$121,096	$70,545
Commitments to originate commercial mortgage loans	46,058	21,744
Commitments to originate non-mortgage loans	12,458	19,436
Unused lines of credit	195,002	194,886